Significant accounting policies (Narrative) (Detail) $ in Billions	Jun. 30, 2021 USD ($)
Secured Overnight Financing Rate (SOFR)
Disclosure Significant Accounting Policies [Line Items]
Nominal amount of hedging instruments and hedged items in hedging relationships to which amendments for interest rate benchmark reform are applied	$ 11.0
Swiss Average Rate Overnight (SARON)
Disclosure Significant Accounting Policies [Line Items]
Nominal amount of hedging instruments and hedged items in hedging relationships to which amendments for interest rate benchmark reform are applied	1.1
Sterling Overnight Index Average (SONIA)
Disclosure Significant Accounting Policies [Line Items]
Nominal amount of hedging instruments and hedged items in hedging relationships to which amendments for interest rate benchmark reform are applied	$ 0.7